Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventories

	Year ended December 31
in € thousand	2025	2024
Raw materials	25,848	28,086
Work in progress	48,095	36,832
Finished goods	20,206	19,493
Purchased goods (third party products)	545	4,762
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	94,693	89,173
Less: write-down provision	(44,462)	(35,510)
INVENTORIES	50,232	53,663

IXCHIQ related inventory only	Year ended December 31
in € thousand	2025	2024
Raw materials	3,392	3,509
Work in progress	23,351	11,918
Finished goods	3,558	1,746
Purchased goods (third party products)	—	—
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	30,301	17,173
Less: write-down provision	(21,557)	(7,148)
INVENTORIES IXCHIQ	8,744	10,024

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

	Year ended December 31
in € thousand	2025	2024
Raw materials	18,855	21,728
Work in progress	21,478	12,600
Finished goods	4,089	591
Purchased goods (third party products)	40	591
TOTAL WRITE-DOWN PROVISION	44,462	35,510